Fair Value Measurements - Narrative (Details) $ / shares in Units, $ in Thousands					2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 23, 2022 USD ($)	Nov. 09, 2022 USD ($) $ / shares shares	Nov. 01, 2022 shares	Aug. 05, 2022 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 09, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares purchase price (in dollars per share)				$ 10.30
Derivative instrument, contingent consideration, liability, shares (in shares) | shares			955,000	2,393,378
Change in fair value of derivative liability | $								$ (4,958)	$ 0
Forward Contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Settlement of forward share purchase agreement derivative liability (in shares) | shares		1,438,378
Shares purchase price (in dollars per share)		$ 10.30
Derivative instrument, contingent consideration, liability, shares (in shares) | shares			955,000
Change in fair value of derivative liability | $	$ 7,800	$ 900			$ 8,700	$ 7,800	$ (13,700)	$ (5,000)
Forward Contracts | Exercise price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input							10.30			10.30
Forward Contracts | Stock price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input							2.05			8.28
Forward Contracts, Exercised | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward share purchase agreements | $		$ 10,900
Forward Contracts, Exercised | Exercise price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		10.30
Forward Contracts, Exercised | Stock price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		2.71
Forward Contracts, Unexercised | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward share purchase agreements | $	$ 0